Note 20 - Provisions - Provisions (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Employee and contractor termination	$ 616
Onerous contract	380
Employee entitlements	1,474	1,339
Employee entitlements	288	237
Total	$ 2,758	$ 1,576